EARNINGS PER SHARE (Details) - ARS ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EARNINGS PER SHARE
Income attributable to shareholders of the group	$ (2,151,600)	$ (4,658,050)	$ (1,160,465)
Weighted average of ordinary shares (thousands)	456,722	456,722	392,832
Income per share	$ (4.71)	$ (10.20)	$ (2.95)